COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies
Outstanding Guarantees	75,406
Purchase Obligation, Due in Next Twelve Months	331,895
Line of Credit Facility, Amount Outstanding	441,335	$ 461,166
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	47,426
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	629
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 3,028